Deferred Costs	12 Months Ended
Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Deferred Costs
5.	DEFERRED COSTS

Deferred costs primarily consist of the incremental sales commission and service fee relating to obtaining of customers contract which is expected to be recovered and is capitalized pursuant to ASC340-40. The capitalized sales commission is amortized in the same manner the related revenue being recognized.

The movements of deferred costs for the years ended December 31, 2017 and 2018 are as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Beginning balances (current and non-current)	25,228	98,260
Additions	121,327	374,594
Amortizations	(48,213)	(145,488)
Impairments	(82)	(99)
Ending balances (current and non-current)	98,260	327,267
Deferred costs, current	55,073	180,657
Deferred costs, non-current	43,187	146,610